Baird Chautauqua Global Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Canada - 5.7%
Insurance - 2.0%
Fairfax Financial Holdings Ltd.	6,650	7,168,185
		$–
Software - 3.7%
Constellation Software, Inc.	4,744	12,958,399
Total Canada		20,126,584

China - 6.1%
Biotechnology - 1.6%
BeiGene Ltd. - ADR(a)	36,904	5,771,417
		$–
Broadline Retail - 2.6%
Alibaba Group Holding Ltd. - ADR	39,816	2,881,086
Prosus NV	206,776	6,472,191
		9,353,277
Life Sciences Tools & Services - 0.4%
Wuxi Biologics Cayman, Inc.(a)(b)	695,592	1,272,489
		$–
Real Estate Management & Development - 1.5%
KE Holdings, Inc. - ADR	397,892	5,463,057
Total China		21,860,240

Denmark - 9.1%
Biotechnology - 2.3%
Genmab AS(a)	27,224	8,162,536
		$–
Health Care Equipment & Supplies - 2.3%
Coloplast AS - Class B	59,652	8,054,038
		$–
Pharmaceuticals - 4.5%
Novo Nordisk AS - ADR	124,421	15,975,656
Total Denmark		32,192,230

France - 3.7%
Aerospace & Defense - 2.5%
Safran SA	39,038	8,841,031
		$–
Textiles, Apparel & Luxury Goods - 1.2%
Kering SA	10,262	4,064,621
Total France		12,905,652

Hong Kong - 0.8%
Capital Markets - 0.8%
Hong Kong Exchanges & Clearing Ltd.	101,605	2,960,594

India - 5.1%
Banks - 2.3%
HDFC Bank Ltd. - ADR	145,336	8,134,456
		$–
IT Services - 2.8%
Tata Consultancy Services Ltd.	210,929	9,844,468
Total India		17,978,924

Indonesia - 2.9%
Banks - 2.9%
Bank Rakyat Indonesia Persero Tbk PT	27,280,080	10,431,220

Japan - 8.6%
Automobiles - 2.2%
Suzuki Motor Corp.	676,864	7,727,938
		$–
Electronic Equipment, Instruments & Components - 2.3%
Keyence Corp.	17,445	8,099,032
		$–
Machinery - 1.9%
FANUC Corp.	242,068	6,752,847
		$–
Professional Services - 2.2%
Recruit Holdings Co. Ltd.	180,517	7,925,925
Total Japan		30,505,742

Netherlands - 7.5%
Financial Services - 3.5%
Adyen NV(a)(b)	7,253	12,251,348
		$–
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	14,220	13,800,084
Total Netherlands		26,051,432

Singapore - 3.4%
Banks - 1.8%
DBS Group Holdings Ltd.	239,244	6,384,901
		$–
Entertainment - 1.6%
Sea Ltd. - ADR(a)	105,768	5,680,799
Total Singapore		12,065,700

Switzerland - 1.0%
Software - 1.0%
Temenos AG	49,719	3,556,419

Taiwan, Province Of China - 3.6%
Semiconductors & Semiconductor Equipment - 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	93,736	12,752,783

United States - 39.5%(c)
Automobile Components - 0.9%
Aptiv PLC(a)	41,488	3,304,519
		$–
Biotechnology - 5.3%
Incyte Corp.(a)	114,987	6,550,809
Regeneron Pharmaceuticals, Inc.(a)	12,440	11,973,376
		18,524,185
Broadline Retail - 3.2%
Amazon.com, Inc.(a)	63,530	11,459,541
		$–
Capital Markets - 2.5%
Charles Schwab Corp.	123,419	8,928,130
		$–
Commercial Services & Supplies - 3.5%
Waste Connections, Inc.	71,126	12,234,383
		$–
Financial Services - 4.4%
Mastercard, Inc. - Class A	32,490	15,646,209
		$–
Independent Power and Renewable Electricity Producers - 1.6%
Brookfield Renewable Corp. - Class A	224,863	5,524,884
		$–
Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A(a)	93,850	14,164,781
		$–
Life Sciences Tools & Services - 0.9%
Illumina, Inc.(a)	22,459	3,084,070
		$–
Semiconductors & Semiconductor Equipment - 8.3%
Micron Technology, Inc.	80,359	9,473,523
NVIDIA Corp.	17,478	15,792,421
Universal Display Corp.	21,615	3,641,047
		28,906,991
Software - 2.0%
Atlassian Corp. - Class A(a)	36,854	7,190,584
		$–
Specialty Retail - 2.9%
TJX Cos., Inc.	100,549	10,197,680
Total United States		139,165,957
TOTAL COMMON STOCKS (Cost $269,136,516)		342,553,477

WARRANTS - 0.0%(d)	Contracts	Value
Canada - 0.0%(d)
Software — 0.0%(d)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $0.00(a)(e)	5,137	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%	Shares
First American Government Obligations Fund - Class U, 5.25%(f)	9,752,794	9,752,794

TOTAL SHORT-TERM INVESTMENTS (Cost $9,752,794)		9,752,794

TOTAL INVESTMENTS - 99.8% (Cost $278,889,310)		$352,306,271
Other Assets in Excess of Liabilities - 0.2%		569,188
TOTAL NET ASSETS - 100.0%		$352,875,459

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $13,523,837 or 3.8% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(f)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Baird Chautauqua Global Growth Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	229,751,879	112,801,598	–		342,553,477
Warrants	–	–	0	(a)	0	(a)
Money Market Funds	9,752,794	–	–		9,752,794
Total Assets	239,504,673	112,801,598	0	(a)	352,306,271

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Warrants with a fair value of $0 are priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor and are valued using level 3 inputs. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for country classifications.

(a)	Amount is less than $0.50.